Commitments and contingencies - Summary of Minimum Purchase Obligations and Service Agreements With Minimum Spend Commitments Under Noncancelable Agreements (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Finance Leases And Operating Leases By Lessee [Line Items]
Minimum purchase obligations and service agreements with minimum spend commitments under noncancellable agreements	€ 1,687	€ 1,905	€ 917
Not later than one year
Disclosure Of Finance Leases And Operating Leases By Lessee [Line Items]
Minimum purchase obligations and service agreements with minimum spend commitments under noncancellable agreements	598	453	485
Later than one year but not more than 5 years
Disclosure Of Finance Leases And Operating Leases By Lessee [Line Items]
Minimum purchase obligations and service agreements with minimum spend commitments under noncancellable agreements	1,021	1,369	334
More than 5 years
Disclosure Of Finance Leases And Operating Leases By Lessee [Line Items]
Minimum purchase obligations and service agreements with minimum spend commitments under noncancellable agreements	€ 68	€ 83	€ 98